Financial instruments (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Cash and cash equivalents [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	$ 49
Cash and cash equivalents [member] | Debt securities
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	49
Level 1 of fair value hierarchy [member] | Cash and cash equivalents [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	49
Level 1 of fair value hierarchy [member] | Cash and cash equivalents [member] | Debt securities
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	49
Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	58	$ 43
Recurring fair value measurement [member] | Marketable securities, time deposits and derivative financial instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	110	213
Recurring fair value measurement [member] | Marketable securities, time deposits and derivative financial instruments [member] | Debt securities
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	8	9
Recurring fair value measurement [member] | Marketable securities, time deposits and derivative financial instruments [member] | Derivative financial instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	102	204
Recurring fair value measurement [member] | Associated companies at fair value through profit and loss [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	114	129
Recurring fair value measurement [member] | Long term financial investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	1,974	2,070
Recurring fair value measurement [member] | Long term financial investments [member] | Fund investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	201	281
Recurring fair value measurement [member] | Long term financial investments [member] | Available-for-sale financial investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	1,098	1,182
Recurring fair value measurement [member] | Long term financial investments [member] | Contingent consideration receivables [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	675	607
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Long term financial investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	495	493
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Long term financial investments [member] | Fund investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	7	20
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Long term financial investments [member] | Available-for-sale financial investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	488	473
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Marketable securities, time deposits and derivative financial instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	110	213
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Marketable securities, time deposits and derivative financial instruments [member] | Debt securities
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	8	9
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Marketable securities, time deposits and derivative financial instruments [member] | Derivative financial instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	102	204
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Long term financial investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	11	10
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Long term financial investments [member] | Available-for-sale financial investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	11	10
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	58	43
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Associated companies at fair value through profit and loss [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	114	129
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Long term financial investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	1,468	1,567
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Long term financial investments [member] | Fund investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	194	261
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Long term financial investments [member] | Available-for-sale financial investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	599	699
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Long term financial investments [member] | Contingent consideration receivables [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	$ 675	$ 607